CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Net revenues		¥ 1,973,985	$ 287,104	¥ 970,162	¥ 418,910
Cost of revenues (including share-based compensation expenses of nil, RMB19,244 and RMB314 for the years ended December 31, 2016, 2017 and 2018, respectively)		(330,376)	(48,051)	(170,261)	(70,986)
Gross profit		1,643,609	239,053	799,901	347,924
Operating expenses
Sales and marketing expenses (including share-based compensation expenses of nil, RMB75,237 and RMB773 for the years ended December 31, 2016, 2017 and 2018, respectively)		(2,152,830)	(313,116)	(1,351,811)	(503,643)
Product development expenses		(76,022)	(11,057)	(32,862)	(13,932)
General and administrative expenses (including share-based compensation expenses of nil, RMB194,282 and RMB2,764 for the years ended December 31, 2016, 2017 and 2018, respectively)		(443,691)	(64,532)	(342,906)	(89,390)
Total operating expenses		(2,672,543)	(388,705)	(1,727,579)	(606,965)
Loss from operations		(1,028,934)	(149,652)	(927,678)	(259,041)
Interest income		70,355	10,232	13,578	3,051
Interest expense		(2,171)	(316)
Other income, net		32,090	4,667	276	2,423
Loss before income tax expenses		(928,660)	(135,069)	(913,824)	(253,567)
Income tax expenses		0	0	0	0
(Loss)/gain from equity method investments		1,710	249	(4,890)
Net loss		(926,950)	(134,820)	(918,714)	(253,567)
Less: Net (loss)/gain attributable to noncontrolling interest		72	10	(136)
Net loss attributable to Sunlands Technology Group		¥ (927,022)	$ (134,830)	¥ (918,578)	¥ (253,567)
Net loss per share attributable to ordinary shareholders of Sunlands Technology Group:
Basic and diluted | (per share)		¥ (147.27)	$ (21.42)	¥ (232.80)	¥ (66.40)
Weighted average shares used in calculating net loss per ordinary share:
Basic and diluted	[1]	6,294,870	6,294,870	3,945,864	3,818,618

[1]	Each 25 American depositary shares ("ADSs") represents one of the Company's Class A ordinary shares.